Deferred income tax asset and liability - Reconciliation of effective income tax rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before Income Tax	S/ 2,473,447	S/ 1,621,826	S/ 1,354,872
Theoretical tax	729,667	478,439	399,687
(Decrease) increase in income of Subsidiaries not domiciled in Peru	(40,397)	1,299	46,453
Non-taxable income, net	(272,937)	(284,298)	(275,379)
Permanent non-deductible expenses	123,501	115,616	109,602
Non-taxable exchange difference	(9,582)	3,309	(4,767)
Income Tax	S/ 530,252	S/ 314,365	S/ 275,596
Income before Income Tax	100.00%	100.00%	100.00%
Theoretical tax	29.50%	29.50%	29.50%
(Decrease) increase in income of Subsidiaries not domiciled in Peru	(1.60%)	0.10%	3.40%
Non-taxable income, net	(11.00%)	(17.50%)	(20.30%)
Permanent non-deductible expenses	5.00%	7.10%	8.10%
Non-taxable exchange difference	(0.40%)	0.20%	(0.40%)
Income Tax	21.50%	19.40%	20.30%